SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT receivable – current	$ 346,241	$ 348,112
Other receivables	236,607	43,824
Other receivables from well equipment - current	609,604	609,604
Consumables and spare parts	326,813	190,584
Prepaid expenses		48,533
Total prepayment and other current assets	1,519,265	1,240,657
Less: Allowance on other receivables	(613,066)	(103,433)
Prepayment and other current assets, net	906,199	1,137,224
VAT receivable – non-current	1,389,108	1,294,611
Deposit and others	138,182	133,682
Durable spare parts		185,145
Total other assets – non - current	1,527,290	1,613,438
Less: allowance on other receivables	(13,891)	(14,241)
Other non-current assets, net	$ 1,513,399	$ 1,599,197